Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

18. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) are summarized as follows:

	2021	2020	2019
Professional, other fees, and salaries	$107,201	$17,517	$4,684
Stock-based compensation	227,500	-	-
	$334,701	$17,517	$4,684

In 2021, these parties were awarded 5 million stock options with a weighted average exercise price of $0.05 (2020 - nil; 2019 - nil).

(b) Trade payables and other liabilities

"As described in Note 19(b) below, the Company has reversed this reserve in the fiscal year ended October 31, 2020 based on the developments in this legal matter in 2020. The reasonable value of Mr. Van Fleet's claims against the Company as of October 31, 2021 is $nil (2020 - $nil).

In 2021, the Company has reversed certain amounts totalling $422,982 due to the payables being statute barred. These balances carried forward from prior years and the Company eliminated these balances in 2021."

(c) Convertible debentures

In May 2019, the CEO of the Company provided for a short-term loan of $15,000 CDN ($11,450 USD). At October 31, 2019, $10,000 CDN ($7,582 USD) in loan principal was outstanding. In 2020, the remaining amount of loan principal was extinguished by participation of the CEO in the private placement which the Company completed at the time (Note 12(b)(ii)). The extinguishment of the debt for the shares received in the private placement resulted in an a loss on conversion of $14,000 CDN ($10,600 USD).

In January 2018, the CEO of the Company provided for a convertible debenture of $150,000 CDN ($114,086 USD). As at October 31, 2021, $9,483 CDN ($7,657 USD) (2020 - $10,001 CDN ($7,509 USD)) in loan principal remains outstanding.